SHARE BASED COMPENSATION, SARs granted to Eligible Persons (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Options [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 72,754	$ 42,883	$ 21,821
Cash received for the exercise in the respective years	20,867	4,574	18,708
Share Options [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	244	1,292	1,213
Share Options [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	156	795	689
Share Options [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	71,787	39,654	18,512
Share Options [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	567	1,142	1,407
RSAs/RSUs [Member]
Share-based Compensation [Abstract]
Compensation expense	42,921	15,132	6,815
RSAs/RSUs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	1,714	2,018	446
RSAs/RSUs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	3,017	1,899	0
RSAs/RSUs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	26,761	7,670	6,369
RSAs/RSUs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	11,429	3,545	0
SARs [Member]
Share-based Compensation [Abstract]
Compensation expense	1,394	106	0
SARs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	319	24	0
SARs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	749	52	0
SARs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	313	30	0
SARs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 13	$ 0	$ 0